Statement of Cash Flows - Summary of Acquisitions/Divestments of Subsidiaries and Other Operations (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of acquisitions and divestments [line items]
Acquisitions	kr (289)	kr (984)	kr (2,201)
Divestments	565	362	1
Cash flow from business combination [member]
Disclosure of acquisitions and divestments [line items]
Acquisitions	(62)	(781)	(1,867)
Divestments	459	25
Acquisition or divestments of other investment [member]
Disclosure of acquisitions and divestments [line items]
Acquisitions	(227)	(203)	(334)
Divestments	kr 106	kr 337	kr 1